Segments And Nature Of The Business (Service Revenues And Sales And After-Tax Earnings By Business Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 1,666,724	$ 1,576,881	$ 1,543,388
Net income	98,177	108,743	110,274
Total interest income	427	383	281
Total interest expense	4,272	3,715	3,645
Total income tax provision	18,740	68,311	69,852
Total identifiable assets	920,026	880,059	852,325
Total additions to long-lived assets	69,338	39,772	50,749
Total depreciation and amortization	35,625	34,638	33,499
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net income	130,944	137,854	141,919
Total interest income	17,679	11,947	11,165
Total interest expense	511	543	548
Total income tax provision	49,218	84,629	86,305
Total identifiable assets	839,967	803,783	778,909
Total additions to long-lived assets	68,855	39,709	49,754
Total depreciation and amortization	35,420	34,092	32,907
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Total interest income	(17,252)	(11,564)	(10,884)
Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	1,148,260	1,123,317	1,115,551
Net income	57,645	84,961	93,346
Total interest income	12,044	8,294	7,740
Total interest expense	188	211	200
Total income tax provision	16,436	51,910	56,675
Total identifiable assets	545,304	542,142	523,717
Total additions to long-lived assets	23,469	22,000	23,278
Total depreciation and amortization	18,630	19,090	19,547
Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	518,464	453,564	427,837
Net income	73,299	52,893	48,573
Total interest income	5,635	3,653	3,425
Total interest expense	323	332	348
Total income tax provision	32,782	32,719	29,630
Total identifiable assets	294,663	261,641	255,192
Total additions to long-lived assets	45,386	17,709	26,476
Total depreciation and amortization	16,790	15,002	13,360
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Net income	(32,767)	(29,111)	(31,645)
Total interest expense	3,761	3,172	3,097
Total income tax provision	(30,478)	(16,318)	(16,453)
Total identifiable assets	80,059	76,276	73,416
Total additions to long-lived assets	483	63	995
Total depreciation and amortization	205	546	592
Routine Homecare [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	935,913	887,940	865,145
Continuous Care [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	124,557	138,025	150,802
General Inpatient [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	90,472	97,580	99,439
Medicare Cap [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	(2,682)	(228)	165
Sewer And Drain Cleaning [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	151,667	145,699	142,562
Plumbing Repair And Maintenance [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	219,516	197,280	188,065
Independent Contractors [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	43,770	40,097	37,966
Water Restoration [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	82,272	50,229	38,163
Other Products And Services [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 21,239	$ 20,259	$ 21,081
Sales Revenue [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	85.00%	90.00%	90.00%
Sales Revenue [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	69.00%	71.00%
Sales Revenue [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	31.00%	29.00%
Sales Revenue [Member] | Medicare And Medicaid Reimbursement Programs [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	95.00%